Concentration of Credit Risk	12 Months Ended
Jun. 30, 2025
Concentration of Credit Risk [Abstract]
CONCENTRATION OF CREDIT RISK
21.	CONCENTRATION OF CREDIT RISK

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for credit losses. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenues.

	For the years ended June 30,
	2025	2024	2023
Percentage of the Group’s total revenues
Customer A	46.27%	*	*
Customer B	32.76%	96.77%	12.84%
Customer C	16.03%	*	*
Customer D	*	*	25.41%
Customer E	*	*	19.76%
Customer F	*	*	19.70%
Customer G	*	*	15.34%
*	represents percentage less than 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of June 30,
	2025	2024
Percentage of the Group’s accounts receivable from
Customer C	73.98%	*
Customer B	22.65%	95.64%
Customer F	*	*
*	represents percentage less than 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchase:

	For the years ended June 30,
	2025	2024	2023
Percentage of the Group’s total purchase
Supplier A	44.35%	*	*
Supplier B	15.35%	51.61%	*
Supplier C	11.32%	*	*
Supplier D	10.30%	*	*
Supplier E	*	28.15%	*
Supplier F	*	*	51.40%
Supplier G	*	*	10.68%
*	represents percentage less than 10%
**	Supplier A and Customer B are the same party.

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total accounts payable:

	As of June 30,
	2025	2024
Percentage of the Group’s accounts payable to
Supplier C	71.51%	*
Supplier E	10.90%	13.56%
Supplier A	10.68%	*
Supplier H	*	19.31%
Supplier I	*	12.97%
Supplier J	*	10.13%
*	represents percentage less than 10%
**	Supplier A and Customer B are the same party.